Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities:
Net income/(loss)	$ 1,052	$ (8,507)	$ 2,896
Adjustments to reconcile net income/(loss) to net cash (used in)/provided by operating activities:
Vessel depreciation (Note 5)	3,467	668	757
Other fixed assets depreciation	121	127	120
Amortization and write off of deferred financing costs	163	538	16
Translation gain of foreign currency denominated loan and unrealized foreign exchange differences			5
Stock-based compensation expense (Note 6 and 13)	239	131
Change in fair value of derivative financial instruments (Note 18)	682	617	(4,442)
Loss on sale of other fixed assets	22		5
Amortization of prepaid bareboat charter hire (Note 7)	1,577	1,431
Impairment on vessel (Note 5)		3,081
Other operating income	(3,137)
(Increase)/Decrease in:
Trade accounts receivable	88	(57)	(50)
Inventories	(181)	(78)	(324)
Prepayments and other	(429)	340	(219)
Due from related parties	(34)	25	(25)
Due to related parties	14	110	(445)
Accounts payable	954	114	(311)
Other non-current liabilities		(430)	(800)
Accrued liabilities	128	503	14
Unearned revenue	1,978
Net Cash (used in)/ provided by Operating Activities	6,704	(1,387)	(2,803)
Cash Flows from Investing Activities:
Advances for vessels under construction (Note 4)	(73,383)	(53,410)	(45,911)
Decrease/(increase) in restricted cash	(3,717)	(1,586)	1,575
Net proceeds from sale of vessels (Note 5)		54,152
Net proceeds from sale of other fixed assets	29
Acquisition of other fixed assets		(6)	(114)
Net Cash used in Investing Activities	(77,071)	(850)	(44,450)
Cash Flows from Financing Activities:
Proceeds from debt (Note 10)	65,385	24,450	20,125
Net proceeds from related party debt (Note 10)	235	3,850
Principal payments of debt	(5,085)	(500)	(706)
Prepayment of debt		(19,419)
Prepayment of related party debt (Note 10)		(2,250)
Derivative financial instrument termination payments			(1,134)
Proceeds from follow-on equity offering, net of underwriters fees			20,191
Proceeds from warrant exercises	5,765
Net Proceeds from Issuance of Series B	2,001
Equity offering issuance costs	(87)	(237)	(710)
Payment of financing costs	(388)	(989)	(219)
Net Cash provided by Financing Activities	67,826	4,905	37,547
Net (decrease)/ increase in cash and cash equivalents	(2,541)	2,668	(9,706)
Cash and cash equivalents at beginning of year	2,668		9,706
Cash and cash equivalents at end of the year	127	2,668
SUPPLEMENTAL CASH FLOW INFORMATION
Capital expenditures included in Accounts payable/Accrued liabilities	205	1,093	435
Interest paid net of capitalized interest	2,434	189	284
Finance fees included in Accounts payable/Accrued liabilities	67	670	5
Follow-on offering, warrant exercise and Series B convertible preferred stock issuance costs included in liabilities	792	515	752
Shares issued as consideration for acquisition of vessels (Note 1)			40,833
Advances to shipyards before acquisition of vessels (Note 1)			22,087
Shares issued as consideration for the assumption of liabilities	3,796
Beneficial conversion feature of Series B convertible preferred stock (Note 21)	1,403
Deemed dividend for beneficial conversion feature of Series B convertible preferred stock (Note 21)	$ (1,403)